CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 26 -    CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB619,403 (equivalent to $91,624) and RMB624,496 (equivalent to $92,349) as of June 30, 2019, and 2020, respectively.
The following represents condensed unconsolidated financial information of the parent company only:
CONDENSED BALANCE SHEETS

	June 30,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	$48,349	$13,265
Time deposits with original maturities over three months	—	11,318
Other receivables, net	—	31
Amounts due from subsidiaries	57,703	53,503
Prepaid expenses	78	97

Total current assets	106,130	78,214

Investment in subsidiaries	986,155	1,046,725

Total assets	$1,092,285	$1,124,939

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term loans	$19,995	$—
Derivative financial liability	758	—
Amounts due to subsidiaries	126,146	140,456

Total liabilities	146,899	140,456

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and 60,537,099 shares issued and outstanding as of June 30, 2019 and 2020, respectively	60	61
Additional paid-in capital	223,634	224,043
Retained earnings	757,213	823,896
Accumulated other comprehensive loss	(35,521)	(63,517)

Total equity	945,386	984,483

Total liabilities and equity	$1,092,285	$1,124,939

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2018	2019	2020
General and administrative expenses	$1,751	$1,511	$1,344

Loss from operations	(1,751)	(1,511)	(1,344)

Other expense, net	—	(346)	—
Interest income	—	—	309
Interest expenses	(748)	(562)	(90)
Foreign exchange losses	(97)	(72)	(1,043)
Share of net income of subsidiaries	$109,757	$127,752	$81,564

Income before income taxes	107,161	125,261	79,396
Income tax expenses	—	—	—

Net income	107,161	125,261	79,396

Other comprehensive income, net of tax of nil
Translation adjustment	17,406	(31,341)	(27,996)

Comprehensive income	$124,567	$93,920	$51,400

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2018	2019	2020
Cash flows from operating activities:
Net income	$107,161	$125,261	$79,396
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(109,757)	(127,752)	(81,564)
Share-based compensation expenses	1,207	238	410
Accretion of convertible bond	230	230	57
Fair value adjustments of a bifurcated derivative	(75)	346	—
Change in operating assets and liabilities	14	(28)	(142)

Net cash used in operating activities	$(1,220)	$(1,705)	$(1,843)

Cash flows from investing activities:
Collection of loans from subsidiaries	50,649	—	—
Loans to subsidiaries	(5,000)	(4,200)	(19,775)
Investment in subsidiaries	(15,707)	—	—

Net cash provided by (used in) investing activities	$29,942	$(4,200)	$(19,775)

Cash flows from financing activities:
Repayment of convertible bond	—	—	(20,753)
Proceeds of loans from subsidiaries	—	43,538	20,000
Payment of dividends	(7,241)	(10,862)	(12,713)
Repayment of loans from subsidiaries	(13,006)	—	—
Net cash (used in) provided by financing activities	$(20,247)	$32,676	$(13,466)

Net increase in cash and cash equivalents	$8,475	$26,771	$(35,084)

Cash and cash equivalents, beginning of period	13,103	21,578	48,349

Cash and cash equivalents, end of period	$21,578	$48,349	$13,265

Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). Such investment is presented on the condensed balance sheets as Investment in subsidiaries and the subsidiaries’ profit as Share of net income of subsidiaries on the condensed statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.
Commitments
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.